UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (99.5%)(a)
			Shares	Value

Aerospace and defense (4.8%)

Airbus SE (France)			42,598	$4,048,369

BWX Technologies, Inc.			59,800	3,349,996

Northrop Grumman Corp.			66,588	19,158,699

United Technologies Corp.			74,000	8,589,920

				35,146,984
Auto components (0.1%)

Pirelli & C SpA (Italy)(NON)			95,322	732,297

				732,297
Banks (3.0%)

Bank of America Corp.			655,400	16,607,836

PacWest Bancorp			101,400	5,121,714

				21,729,550
Beverages (2.5%)

Constellation Brands, Inc. Class A			24,700	4,926,415

Heineken NV (Netherlands)			107,286	10,606,934

Monster Beverage Corp.(NON)			54,001	2,983,555

				18,516,904
Biotechnology (4.4%)

Biogen, Inc.(NON)			19,600	6,137,152

Bioverativ, Inc.(NON)			59,000	3,367,130

Celgene Corp.(NON)			54,322	7,921,234

Clovis Oncology, Inc.(NON)			39,900	3,287,760

Ovid Therapeutics, Inc. (acquired 5/5/17, cost $786,064)(F)(RES)			58,685	452,637

Prothena Corp. PLC (Ireland)(NON)(S)			22,100	1,431,417

Regeneron Pharmaceuticals, Inc.(NON)			8,500	3,800,520

Vertex Pharmaceuticals, Inc.(NON)			37,800	5,747,112

				32,144,962
Building products (2.0%)

Fortune Brands Home & Security, Inc.			68,800	4,625,424

Johnson Controls International PLC			239,961	9,668,029

				14,293,453
Capital markets (2.8%)

BlackRock, Inc.			13,100	5,856,879

Charles Schwab Corp. (The)			145,700	6,372,918

Hamilton Lane, Inc. Class A(S)			31,122	835,626

Intercontinental Exchange, Inc.			79,100	5,434,170

WisdomTree Investments, Inc.(S)			174,201	1,773,366

				20,272,959
Chemicals (3.7%)

Albemarle Corp.			46,600	6,352,046

FMC Corp.			36,300	3,241,953

Praxair, Inc.			31,800	4,443,732

Sherwin-Williams Co. (The)			20,300	7,268,212

Symrise AG (Germany)			74,699	5,674,191

				26,980,134
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $15) (Private) (Germany)(F)(RES)(NON)			11	10

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Germany)(F)(RES)(NON)			4	4

				14
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)			115,900	3,712,277

				3,712,277
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $349,105) (Private)(F)(RES)(NON)			122,493	295,736

				295,736
Diversified financial services (0.3%)

Challenger, Ltd. (Australia)			188,403	1,847,580

				1,847,580
Electrical equipment (0.4%)

Rockwell Automation, Inc.			17,700	3,154,317

				3,154,317
Energy equipment and services (0.2%)

Select Energy Services, Inc. 144A Class A-1(NON)			104,053	1,656,524

				1,656,524
Equity real estate investment trusts (REITs) (0.6%)

Gaming and Leisure Properties, Inc.(R)			118,100	4,356,709

				4,356,709
Food products (1.1%)

Blue Buffalo Pet Products, Inc.(NON)(S)			93,900	2,662,065

McCormick & Co., Inc. (non-voting shares)			49,100	5,039,624

				7,701,689
Health-care equipment and supplies (8.2%)

Becton Dickinson and Co.(S)			96,718	18,951,892

Boston Scientific Corp.(NON)			303,572	8,855,195

Danaher Corp.			168,700	14,471,086

DENTSPLY Sirona, Inc.			64,600	3,863,726

GenMark Diagnostics, Inc.(NON)			146,233	1,408,224

Intuitive Surgical, Inc.(NON)			9,500	9,935,860

Penumbra, Inc.(NON)(S)			28,933	2,612,650

				60,098,633
Health-care providers and services (2.5%)

Humana, Inc.			27,400	6,675,462

UnitedHealth Group, Inc.			60,500	11,848,925

				18,524,387
Hotels, restaurants, and leisure (2.6%)

Dave & Buster's Entertainment, Inc.(NON)			50,800	2,665,984

Hilton Worldwide Holdings, Inc.			80,399	5,583,711

Las Vegas Sands Corp.			66,600	4,273,056

Lindblad Expeditions Holdings, Inc.(NON)			197,738	2,115,797

Yum China Holdings, Inc. (China)(NON)			109,800	4,388,706

				19,027,254
Household durables (0.6%)

FabFurnish GmbH (acquired 8/2/13, cost $15) (Private) (Germany)(F)(RES)(NON)			22	20

PulteGroup, Inc.			174,300	4,763,619

				4,763,639
Insurance (0.6%)

Prudential PLC (United Kingdom)			190,270	4,554,890

				4,554,890
Internet and direct marketing retail (5.4%)

Amazon.com, Inc.(NON)			27,695	26,624,588

Expedia, Inc.			36,000	5,181,840

Global Fashion Holding SA (acquired 8/2/13, cost $702,128) (Private) (Luxembourg)(F)(RES)(NON)			16,574	177,354

Priceline Group, Inc. (The)(NON)			4,085	7,478,900

				39,462,682
Internet software and services (13.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			100,588	17,372,553

Alphabet, Inc. Class C(NON)			44,607	42,783,020

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,216,916) (Private) (Germany)(F)(RES)(NON)			47,400	1,689,066

Facebook, Inc. Class A(NON)			151,789	25,936,186

LogMeIn, Inc.			27,600	3,037,380

Okta, Inc.(NON)(S)			35,234	993,951

Tencent Holdings, Ltd. (China)			144,300	6,238,399

				98,050,555
IT Services (5.4%)

Fidelity National Information Services, Inc.			60,639	5,663,076

PayPal Holdings, Inc.(NON)			125,300	8,022,959

Visa, Inc. Class A			245,200	25,804,848

				39,490,883
Life sciences tools and services (1.3%)

Agilent Technologies, Inc.			114,300	7,338,060

Bio-Rad Laboratories, Inc. Class A(NON)			8,900	1,977,758

				9,315,818
Machinery (3.7%)

Cummins, Inc.			37,700	6,334,731

Dover Corp.			62,400	5,702,736

Fortive Corp.			74,350	5,263,237

KION Group AG (Germany)			38,434	3,678,075

Middleby Corp. (The)(NON)(S)			46,900	6,011,173

				26,989,952
Media (3.5%)

Charter Communications, Inc. Class A(NON)			27,900	10,139,418

Comcast Corp. Class A			156,300	6,014,424

DISH Network Corp. Class A(NON)			34,400	1,865,512

Live Nation Entertainment, Inc.(NON)			183,816	8,005,187

				26,024,541
Oil, gas, and consumable fuels (1.8%)

Cheniere Energy, Inc.(NON)			63,400	2,855,536

EOG Resources, Inc.			37,300	3,608,402

Plains GP Holdings LP Class A			127,951	2,798,288

Suncor Energy, Inc. (Canada)			115,000	4,028,450

				13,290,676
Pharmaceuticals (0.8%)

Jazz Pharmaceuticals PLC(NON)			32,448	4,745,520

Medicines Co. (The)(NON)(S)			31,400	1,163,056

				5,908,576
Professional services (0.3%)

IHS Markit, Ltd. (United Kingdom)(NON)			43,499	1,917,436

				1,917,436
Road and rail (2.3%)

Norfolk Southern Corp.			130,393	17,243,170

				17,243,170
Semiconductors and semiconductor equipment (4.6%)

Broadcom, Ltd.			45,000	10,914,300

Cavium, Inc.(NON)(S)			41,400	2,729,916

KLA-Tencor Corp.			41,100	4,356,600

Micron Technology, Inc.(NON)			97,600	3,838,608

NVIDIA Corp.			23,300	4,165,341

Qorvo, Inc.(NON)			49,700	3,512,796

STMicroelectronics NV (France)			216,100	4,196,662

				33,714,223
Software (9.5%)

Activision Blizzard, Inc.			78,300	5,051,133

Adobe Systems, Inc.(NON)			65,500	9,771,290

Microsoft Corp.			393,500	29,311,815

Pegasystems, Inc.			44,800	2,582,720

Proofpoint, Inc.(NON)(S)			40,700	3,549,854

RealPage, Inc.(NON)			102,500	4,089,750

RingCentral, Inc. Class A(NON)			63,900	2,667,825

salesforce.com, Inc.(NON)			84,300	7,875,306

ServiceNow, Inc.(NON)			36,000	4,231,080

Talend SA ADR (France)(NON)			9,347	382,666

				69,513,439
Specialty retail (2.7%)

Home Depot, Inc. (The)			107,700	17,615,412

Ulta Beauty, Inc.(NON)			10,800	2,441,448

				20,056,860
Technology hardware, storage, and peripherals (3.2%)

Apple, Inc.			153,672	23,683,929

				23,683,929
Textiles, apparel, and luxury goods (0.7%)

Adidas AG (Germany)			23,133	5,233,050

				5,233,050

Total common stocks (cost $570,556,047)				$729,406,682

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $952) (Private)(F)(RES)(NON)			334	$806

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $18,232) (Private)(F)(RES)(NON)			5,788	15,445

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $42,817) (Private)(F)(RES)(NON)			8,412	36,271

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $62,108) (Private)(F)(RES)(NON)			12,202	52,613

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $34,829) (Private)(F)(RES)(NON)			6,344	29,504

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $105,139) (Private)(F)(RES)(NON)			13,690	89,066

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $294,898) (Private)(F)(RES)(NON)			103,473	249,816

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $372,897) (Private)(F)(RES)(NON)			130,841	315,891

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,165,568) (Private)(F)(RES)(NON)			409,359	987,374

Total convertible preferred stocks (cost $2,097,440)				$1,776,786

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. K (acquired 4/20/17, cost $—)(RES)	1/9/22	$42.00	11,244	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (6.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)		Shares	41,058,534	$41,058,534

Putnam Short Term Investment Fund 1.17%(AFF)		Shares	7,558,055	7,558,055

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)		Shares	120,000	120,000

U.S. Treasury Bills 1.081%, 2/15/18(SEGSF)			$341,000	339,609

U.S. Treasury Bills 1.106%, 2/8/18			189,000	188,269

U.S. Treasury Bills 1.051%, 12/14/17			156,000	155,697

U.S. Treasury Bills 1.062%, 2/1/18(SEGSF)			137,000	136,506

U.S. Treasury Bills 1.024%, 12/7/17			78,000	77,859

U.S. Treasury Bills 1.073%, 1/18/18			17,000	16,948

Total short-term investments (cost $49,651,453)				$49,651,477

TOTAL INVESTMENTS

Total investments (cost $622,304,940)				$780,834,945

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $24,156,547) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/17	$3,794,577	$3,676,116	$(118,461)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/20/17	11,649,048	11,718,254	69,206
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/17	1,248,876	1,263,506	14,630
UBS AG
	Euro	Sell	12/20/17	7,435,519	7,498,671	63,152

Unrealized appreciation						146,988
Unrealized depreciation						(118,461)

Total						$28,527
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $732,744,170.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,391,613, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$17,889,741	$170,713,211	$147,544,418	$165,939	$41,058,534
	Putnam Short Term Investment Fund**	5,077,247	115,519,916	113,039,108	30,689	7,558,055

	Total Short-term investments	$22,966,988	$286,233,127	$260,583,526	$196,628	$48,616,589
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $41,058,534, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $40,489,004.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $140,454.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $123,121 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $107,833 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $118,461 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $140,454 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$115,122,949	$—	$177,374
Consumer staples	26,218,593	—	—
Energy	13,290,676	1,656,524	—
Financials	46,557,399	1,847,580	295,736
Health care	125,539,739	—	452,637
Industrials	98,745,312	—	14
Information technology	256,525,564	6,238,399	1,689,066
Materials	30,692,411	—	—
Real estate	4,356,709	—	—
Total common stocks	717,049,352	9,742,503	2,614,827
Convertible preferred stocks	—	—	1,776,786
Warrants	—	—	—
Short-term investments	7,678,055	41,973,422	—

Totals by level	$724,727,407	$51,715,925	$4,391,613

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$28,527	$—

Totals by level	$—	$28,527	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$146,988	$118,461

Total	$146,988	$118,461

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$20,700,000
Warrants (number of warrants)		210,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017